STOCK OPTIONS	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK OPTIONS
7.    STOCK OPTIONS
The Company has a Stock Option Plan under which the Company can grant up to 6,620,230 common shares to its officers, directors, employees and consultants.
On April 29, 2014, the Company granted options to purchase an aggregate of 600,000 common shares to two directors. The stock options will vest over a two year period, with one-third vesting on the date of grant, one-third on the first anniversary date and one-third on the second anniversary date. The stock options have a five year term and each allows the holder to purchase one common share of the Company at a price of $0.20 per share until April 30, 2019.
On March 1, 2012, the Company granted 300,000 stock options to a consultant, each of which is exercisable into one common share of the Company at an exercise price of $0.60 per share.  50% of the options vested on the date of grant and expired on February 28, 2013. Another 25% vested on the first anniversary of the date of grant and expired on February 28, 2014. The last 25% vested on the second anniversary of the date of grant and expired on February 28, 2015.
The fair values of stock options granted were estimated at the date of grant using the Black-Scholes option-pricing model, and the weighted average grant date fair value of stock options granted during the year ended December 31, 2014 was $0.114 (2013 - N/A; 2012 - $0.001).  During the year ended December 31, 2014, the Company recorded stock-based compensation of $45,840 (2013 - $9,452; 2012 - $81,178) as consulting expenses related to the vesting of stock options.
The fair value assumptions used were as follows:
	2014	2013	2012

Expected dividend yield	0%	N/A	0%
Risk-free interest rate	1.74%	N/A	0.43%
Expected volatility	68%	N/A	54%
Expected option life (in years)	5.00	N/A	1.00
The following table summarizes the continuity of the Company's stock options:
	Number of Options	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term (years)

Outstanding, December 31, 2012	2,820,000	$0.30	2.56

Expired	(360,000)	$0.60

Outstanding, December 31, 2013	2,460,000	$0.26	1.86

Granted	600,000	$0.20
Expired	(510,000)	$0.36

Outstanding, December 31, 2014	2,550,000	$0.22	1.75

Exercisable, December 31, 2014	2,150,000	$0.23	1.27

A summary of the status of the Company's non-vested options and changes are presented below:
	Number of Options	Weighted Average Grant Date Fair Value

Non-vested at December 31, 2012	780,000	$0.08

Vested	(705,000)	$0.09

Non-vested at December 31, 2013	75,000	$0.001

Granted	600,000	$0.11
Vested	(275,000)	$0.08

Non-vested at December 31, 2014	400,000	$0.11
As at December 31, 2014, there was $22,557 (2013 - $8) in total unrecognized compensation cost related to non-vested stock options. This cost is expected to be recognized over a weighted average period of 1.33 years.

As at December 31, 2014, the following stock options were outstanding:

Number of Options	Exercise Price	Expiry Date
75,000	$0.60	February 28, 2015
75,000	$0.60	November 30, 2015
1,800,000	$0.20	December 29, 2015
600,000	$0.20	April 30, 2019
2,550,000